Accounting Information and Policies (Policies)	6 Months Ended
Jun. 30, 2018
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ACCOUNTING INFORMATION AND POLICIES

The accounting policies and methods of computation are in compliance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (IASB) and as adopted by the EU; and except as set out below are consistent with the year ended 31 December 2017. The condensed interim financial statements are based on International Financial Reporting Standards (IFRS) as adopted by the EU and IFRS as issued by the IASB.

After making appropriate enquiries, the Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Accordingly, they continue to adopt the going concern basis in preparing the half year financial statements.

The condensed interim financial statements are shown at current exchange rates, while percentage year-on-year changes are shown at both current and constant exchange rates to facilitate comparison. The income statement on page 11, the statement of comprehensive income on page 11, the statement of changes in equity on page 12 and the cash flow statement on page 14 are translated at exchange rates current in each period. The balance sheet on page 13 is translated at period-end rates of exchange.

The condensed interim financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2017 are not Unilever PLC’s statutory accounts for that financial year. Those accounts of Unilever for the year ended 31 December 2017 have been reported on by the Group’s auditor and delivered to the Registrar of Companies. The report of the auditor on these accounts was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the UK Companies Act 2006.

Recent accounting developments

Recent accounting developments

On 1 January 2018 the Group adopted IFRS 9 ‘Financial Instruments’, which replaced IAS 39 ‘Financial Instruments – Recognition and Measurement’. The Group has not restated comparative information for prior periods.

•	Classification and Measurement: On 1 January 2018, we reclassified our financial assets to the new categories based on the Group’s reason for holding the assets and the nature of the cash flows from the assets. See note 9 for further information. There were no changes to the carrying values of the Group’s financial assets from adopting the new classification model. There have been no changes to the classification or measurement of the Group’s financial liabilities.

•	Impairment: From 1 January 2018 the Group implemented an expected credit loss impairment model for financial assets. For trade receivables, our calculation methodology has been updated to consider expected losses based on ageing profile. The adoption of the expected loss approach has not resulted in any material change in impairment provision for any financial asset.

•	Hedge accounting: The Group applied the hedge accounting requirements of IFRS 9 prospectively. At the date of initial application all of the Group’s existing hedging relationships were eligible to be treated as continuing hedge relationships.

On 1 January 2018 the Group adopted IFRS 15 ‘Revenue from Contracts with Customers’ with no impact as our accounting policies were already in line with IFRS 15.

In addition, IFRS 16 ‘Leases’ has been issued by the IASB and endorsed by the EU but is not yet adopted by the Group. It is effective from 1 January 2019. Our work on implementing the new lease model prescribed is progressing as planned, and we continue to consider the implications of the standard on the Group’s consolidated results and financial position. Whilst we have conducted contract reviews in a sample of countries and central locations, our work is ongoing on an initial impact assessment exercise and a review of the systems and processes that will need to be updated. We have not yet estimated the amount of right of use assets and lease liabilities that will be recognised on the balance sheet or decided which exemptions will be adopted.

Change in operating segments

Change in operating segments

The Group has revised its operating segments to align with the new structure under which the business is managed. Beginning 2018, operating segment information is provided based on three product areas: Beauty & Personal Care, Home Care and Foods & Refreshment.